Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SUPPLEMENTAL SCHEDULE

LOUISIANA-PACIFIC 401(k) AND PROFIT SHARING PLAN
EMPLOYER IDENTIFICATION NUMBER: 93-0609074 PLAN NUMBER: 040
FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Dollar amounts in millions
(a)	(b) Identity of Issue	(c) Description of Investment	(d) Cost **	(e) Current Value
	U.S. Treasury Money Fund	Mutual Funds - Domestic Stocks		$0.5
	DFA U.S. Small Cap Institutional Fund	Mutual Funds - Domestic Stocks		9.8
*	T. Rowe Price Mid-Cap Growth Fund	Mutual Funds - Domestic Stocks		13.9
*	T. Rowe Price Mid-Cap Value Fund	Mutual Funds - Domestic Stocks		8.9
	JPMorgan Large-Cap Growth R6 Fund	Mutual Funds - Domestic Stocks		42.9
	Vanguard Institutional Index	Mutual Funds - Domestic Stocks		41.4
	Vanguard Total Bond Index Adm	Mutual Funds - Fixed Income		3.8
	Met West Total Return Bond I	Mutual Funds - Fixed Income		5.8
	State Street Real Asset NL C	Collective Trust		1.1
	Vanguard Ttl International Stock Index Inst	Mutual Funds - International Stocks		6.6
*	T. Rowe Price Retirement 2005 Fund	Collective Trust		1.9
*	T. Rowe Price Retirement 2010 Fund	Collective Trust		2.7
*	T. Rowe Price Retirement 2015 Fund	Collective Trust		2.7
*	T. Rowe Price Retirement 2020 Fund	Collective Trust		20.8
*	T. Rowe Price Retirement 2025 Fund	Collective Trust		19.5
*	T. Rowe Price Retirement 2030 Fund	Collective Trust		75.6
*	T. Rowe Price Retirement 2035 Fund	Collective Trust		43.2
*	T. Rowe Price Retirement 2040 Fund	Collective Trust		64.8
*	T. Rowe Price Retirement 2045 Fund	Collective Trust		33.1
*	T. Rowe Price Retirement 2050 Fund	Collective Trust		28.0
*	T. Rowe Price Retirement 2055 Fund	Collective Trust		38.9
*	T. Rowe Price Retirement 2060 Fund	Collective Trust		21.2
*	T. Rowe Price Retirement 2065 Fund	Collective Trust		9.4
	Vanguard Inflation-Protected Bond	Mutual Funds - Fixed Income		1.9
*	T. Rowe Price Stable Value Fund	Stable Value		35.3
*	Louisiana-Pacific Corporation	Common stock		32.6
	Boston Partners Large Cap Value Equity	Collective Trust		7.1
	MFS International Growth Fund	Collective Trust		5.5
*	Participant loans	Notes receivable from participants (interest rates between 4.25% and 9.50% maturing between 2026 and 2030)		9.6
				$588.5
*Party-in-interest
** Cost information is not required for participant-directed investments and, therefore, is not included.